CONSOLIDATED BALANCE SHEETS (Parentheticals) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Allowance for loans and advances, current	$ 232,060	¥ 1,514,186	¥ 1,257,824
Allowance for loans and advances, non current | ¥		0	1,801
Current liabilities of the consolidated VIE and subsidiaries without recourse to the primary beneficiary	164,677	1,074,516	2,499,535
Non-current liabilities of the consolidated VIE and subsidiaries without recourse to the primary beneficiary	2,948	19,237	249,726
Weidai (Hangzhou) Financial Information Service Ltd.
Current liabilities of the consolidated VIE and subsidiaries without recourse to the primary beneficiary	160,691	1,048,511	2,476,965
Non-current liabilities of the consolidated VIE and subsidiaries without recourse to the primary beneficiary	$ 2,948	¥ 19,237	¥ 249,726
Class A ordinary shares
Common stock, par value (in dollars per share) | $ / shares	$ 0.000002
Common stock, share issued	35,390,055	35,390,055	35,390,055
Common stock, share outstanding	35,390,055	35,390,055	35,390,055
Class B ordinary shares
Common stock, par value (in dollars per share) | $ / shares	$ 0.000002
Common stock, share issued	35,071,400	35,071,400	35,071,400
Common stock, share outstanding	35,071,400	35,071,400	35,071,400